LEASES - Other supplemental information (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASES
Weighted average discount rate	10.00%	10.00%
Weighted average remaining lease term (years)	9 years 1 month 6 days	9 years 1 month 6 days
Operating lease cost	$ 2,839,925	$ 5,787,499	$ 10,363,000	$ 6,292,000